FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 5.9%
AT&T Inc.	97,159	$1,630,328
BCE Inc.	28,800	1,133,916
KT Corp., ADR	112,136	1,507,108
Nippon Telegraph & Telephone Corp.	1,287,825	1,572,543	(a)
Orange SA	146,596	1,670,850	(a)
Verizon Communications Inc.	58,958	2,222,717

Total Diversified Telecommunication Services		9,737,462

Entertainment - 0.9%
Nintendo Co. Ltd.	28,500	1,482,966	(a)

Wireless Telecommunication Services - 1.1%
KDDI Corp.	54,832	1,739,189	(a)

TOTAL COMMUNICATION SERVICES		12,959,617

CONSUMER DISCRETIONARY - 7.6%
Automobiles - 2.9%
Bayerische Motoren Werke AG	11,791	1,312,004	(a)
Honda Motor Co. Ltd.	169,500	1,748,430	(a)
Kia Corp.	22,754	1,759,642	(a)

Total Automobiles		4,820,076

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	7,424	2,201,290

Specialty Retail - 3.3%
Best Buy Co. Inc.	14,800	1,158,544
Home Depot Inc.	7,430	2,574,866
TJX Cos. Inc.	17,823	1,671,976

Total Specialty Retail		5,405,386

TOTAL CONSUMER DISCRETIONARY		12,426,752

CONSUMER STAPLES - 14.3%
Beverages - 0.9%
Arca Continental SAB de CV	133,300	1,457,579

Consumer Staples Distribution & Retail - 5.4%
Empire Co. Ltd., Class A Shares	54,500	1,441,625
Koninklijke Ahold Delhaize NV	55,562	1,598,599	(a)
Kroger Co.	34,587	1,580,972
Lawson Inc.	14,745	761,616
Tesco PLC	396,062	1,467,301	(a)
Walmart Inc.	13,000	2,049,450

Total Consumer Staples Distribution & Retail		8,899,563

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - 4.6%
Flowers Foods Inc.	57,645	$1,297,589
General Mills Inc.	20,413	1,329,703
Hershey Co.	5,064	944,132
JM Smucker Co.	10,830	1,368,695
Kellanova	21,892	1,223,982
Nestle SA, Registered Shares	12,010	1,392,198	(a)

Total Food Products		7,556,299

Household Products - 2.6%
Clorox Co.	12,279	1,750,863
Kimberly-Clark Corp.	13,565	1,648,283
Procter & Gamble Co.	6,571	962,914

Total Household Products		4,362,060

Tobacco - 0.8%
Altria Group Inc.	31,211	1,259,052

TOTAL CONSUMER STAPLES		23,534,553

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Coterra Energy Inc.	57,152	1,458,519
Exxon Mobil Corp.	15,139	1,513,597
PetroChina Co. Ltd., Class H Shares	2,672,000	1,765,631	(a)
Phillips 66	10,892	1,450,161

TOTAL ENERGY		6,187,908

FINANCIALS - 8.2%
Banks - 2.5%
Hana Financial Group Inc.	38,615	1,295,324	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	2,486,174	1,211,621	(a)
Nordea Bank Abp	131,691	1,634,865	(a)

Total Banks		4,141,810

Capital Markets - 1.3%
Bank of New York Mellon Corp.	39,606	2,061,492

Insurance - 4.4%
Allstate Corp.	6,500	909,870
Direct Line Insurance Group PLC	547,470	1,267,829	*(a)
MetLife Inc.	26,535	1,754,760
NN Group NV	39,606	1,565,263	(a)
Travelers Cos. Inc.	8,859	1,687,551

Total Insurance		7,185,273

TOTAL FINANCIALS		13,388,575

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2023 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 18.5%
Biotechnology - 3.6%
AbbVie Inc.	14,838	$2,299,445
Amgen Inc.	6,500	1,872,130
Gilead Sciences Inc.	22,435	1,817,459

Total Biotechnology		5,989,034

Health Care Providers & Services - 4.7%
Cardinal Health Inc.	17,538	1,767,830
Cencora Inc.	9,056	1,859,921
CVS Health Corp.	18,211	1,437,941
UnitedHealth Group Inc.	4,951	2,606,553

Total Health Care Providers & Services		7,672,245

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	28,650	1,470,032
Eli Lilly & Co.	4,600	2,681,432
GSK PLC	65,767	1,214,664	(a)
Johnson & Johnson	14,691	2,302,667
Merck & Co. Inc.	22,671	2,471,592
Novartis AG, Registered Shares	13,813	1,395,258	(a)
Pfizer Inc.	44,108	1,269,869
Roche Holding AG	6,710	1,950,554	(a)
Sanofi SA	19,011	1,889,176	(a)

Total Pharmaceuticals		16,645,244

TOTAL HEALTH CARE		30,306,523

INDUSTRIALS - 11.7%
Aerospace & Defense - 4.0%
BAE Systems PLC	134,666	1,906,195
Dassault Aviation SA	5,000	990,651	(a)
General Dynamics Corp.	7,145	1,855,342
Lockheed Martin Corp.	4,032	1,827,464

Total Aerospace & Defense		6,579,652

Air Freight & Logistics - 0.8%
CH Robinson Worldwide Inc.	15,843	1,368,677

Commercial Services & Supplies - 1.0%
Waste Management Inc.	8,984	1,609,035

Industrial Conglomerates - 1.2%
3M Co.	11,280	1,233,130
Jardine Matheson Holdings Ltd.	16,115	663,338	(a)

Total Industrial Conglomerates		1,896,468

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 2.7%
Caterpillar Inc.	7,599	$2,246,796
PACCAR Inc.	22,718	2,218,413

Total Machinery		4,465,209

Professional Services - 1.1%
Automatic Data Processing Inc.	7,525	1,753,099

Trading Companies & Distributors - 0.9%
ITOCHU Corp.	37,970	1,546,892	(a)

TOTAL INDUSTRIALS		19,219,032

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.3%
Cisco Systems Inc.	42,292	2,136,592
Juniper Networks Inc.	55,800	1,644,984
Telefonaktiebolaget LM Ericsson, Class B Shares	268,805	1,691,639	(a)

Total Communications Equipment		5,473,215

Electronic Equipment, Instruments & Components - 0.9%
Hon Hai Precision Industry Co. Ltd.	406,000	1,381,308	(a)

IT Services - 3.3%
Amdocs Ltd.	18,735	1,646,619
Cognizant Technology Solutions Corp., Class A Shares	21,685	1,637,868
International Business Machines Corp.	12,872	2,105,216

Total IT Services		5,389,703

Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc.	2,454	2,739,277
QUALCOMM Inc.	13,862	2,004,861
Texas Instruments Inc.	10,863	1,851,707

Total Semiconductors & Semiconductor Equipment		6,595,845

Software - 2.5%
Microsoft Corp.	11,000	4,136,440

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	16,994	3,271,855
HP Inc.	55,007	1,655,160
Lite-On Technology Corp.	537,000	2,039,087	(a)

Total Technology Hardware, Storage & Peripherals		6,966,102

TOTAL INFORMATION TECHNOLOGY		29,942,613

MATERIALS - 2.6%
Containers & Packaging - 0.8%
International Paper Co.	34,937	1,262,973

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2023 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 1.8%
Newmont Corp.		24,875	$1,029,576
Rio Tinto Ltd.		21,052	1,949,369	(a)

Total Metals & Mining			2,978,945

TOTAL MATERIALS			4,241,918

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
Daito Trust Construction Co. Ltd.		12,788	1,480,166	(a)

UTILITIES - 5.3%
Electric Utilities - 0.7%
Pinnacle West Capital Corp.		15,582	1,119,411

Gas Utilities - 1.3%
Enagas SA		82,281	1,388,026	(a)
Tokyo Gas Co. Ltd.		35,000	802,853	(a)

Total Gas Utilities			2,190,879

Multi-Utilities - 3.3%
Atco Ltd., Class I Shares		48,944	1,428,372
Canadian Utilities Ltd., Class A Shares		44,888	1,080,321
Consolidated Edison Inc.		12,860	1,169,874
Engie SA		100,000	1,761,630	(a)

Total Multi-Utilities			5,440,197

TOTAL UTILITIES			8,750,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $136,821,272)			162,438,144

	Rate
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,101,161)	5.622%	1,101,161	1,101,161	(b)

TOTAL INVESTMENTS - 99.8% (Cost - $137,922,433)			163,539,305
Other Assets in Excess of Liabilities - 0.2%			331,335

TOTAL NET ASSETS - 100.0%			$163,870,640

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	Franklin Global Dividend Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Franklin Global Dividend Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$6,494,069	$6,465,548	—	$12,959,617
Consumer Discretionary	7,606,676	4,820,076	—	12,426,752
Consumer Staples	19,076,455	4,458,098	—	23,534,553
Energy	4,422,277	1,765,631	—	6,187,908
Financials	6,413,673	6,974,902	—	13,388,575
Health Care	23,856,871	6,449,652	—	30,306,523
Industrials	16,018,151	3,200,881	—	19,219,032
Information Technology	24,830,579	5,112,034	—	29,942,613
Materials	2,292,549	1,949,369	—	4,241,918
Real Estate	—	1,480,166	—	1,480,166
Utilities	4,797,978	3,952,509	—	8,750,487
Total Long-Term Investments	115,809,278	46,628,866	—	162,438,144

Short-Term Investments†	1,101,161	—	—	1,101,161

Total Investments	$116,910,439	$46,628,866	—	$163,539,305

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

8	Franklin Global Dividend Fund 2023 Quarterly Report